Tidal ETF Trust
898 North Broadway, Suite 2
Massapequa, New York 11758

December 23, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the "Commission")
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:     Tidal ETF Trust (the “Trust”)
    File Nos. 333-227298, 811-23377

Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, SP Funds S&P Global REIT Sharia ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective December 27, 2020, and filed electronically as Post-Effective Amendment No. 40 to the Trust’s Registration Statement on Form N-1A on December 23, 2020.
If you have any questions or require further information, please contact Kent Barnes at 414-765-6511 or kent.barnes@usbank.com.

Sincerely,

/s/ Kent Barnes
Kent Barnes
Vice President
U.S. Bancorp Fund Services, LLC
As Sub-Administrator to the Tidal ETF Trust